Plant and equipment, net - Plant and equipment (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Plant and equipment, net
Less: accumulated depreciation	$ (6,539,656)		$ (5,638,718)
Total plant and equipment, net	23,164,070		24,065,008
Less: impairment loss	(21,222,390)		(16,691,803)
Total	1,941,680	$ 7,373,205	7,373,205
Cryptocurrency mining equipment
Plant and equipment, net
Plant and equipment, gross	$ 29,703,726		$ 29,703,726